Derivative Liability (Details Narrative) - Second Plan [Member]	12 Months Ended
Sep. 30, 2017 shares
Restricted Stock Units [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares grants in period	200,000
Number of shares issued	72,746
Number of shares outstanding	72,746
Number of shares award	35,168
Restricted Stock Units [Member] | Minimum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Shares grants in period	107,914
Deferred Bonus [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage cash bonus	50.00%
Deferred Bonus [Member] | Restricted Stock Units [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of shares due to management	50.00%